Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Summary of Contract or Notional Amounts of Unfunded Commitments to Extend Credit

The contract or notional amounts of unfunded commitments to extend credit at December 31, 2013, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate	$20,321	$83,530	$103,851
Corporate and purchasing cards (a)	20,007	–	20,007
Residential mortgages	98	11	109
Retail credit cards (a)	71,192	264	71,456
Other retail	11,382	17,733	29,115
Covered	31	807	838
Federal funds	4,898	–	4,898

(a)	Primarily cancelable at the Company’s discretion.

Summary of Lease Commitments

Future minimum payments, net of sublease rentals, under capitalized leases and noncancelable operating leases with initial or remaining terms of one year or more, consisted of the following at December 31, 2013:

(Dollars in Millions)	Capitalized Leases	Operating Leases
2014	$9	$244
2015	8	215
2016	8	182
2017	6	154
2018	6	116
Thereafter	25	474
Total minimum lease payments	62	$1,385
Less amount representing interest	23
Present value of net minimum lease payments	$39

Summary of Other Guarantees and Contingent Liabilities

The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2013:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$–	$71	$16,891
Third-party borrowing arrangements	–	–	12
Securities lending indemnifications	5,397	–	5,261
Asset sales	–	185	3,656
Merchant processing	648	69	83,496
Contingent consideration arrangements	–	12	12
Tender option bond program guarantee	4,604	–	4,575
Minimum revenue guarantees	–	12	12
Other	–	–	468

Summary of Contract or Notional Amounts of Letters of Credit

The contract or notional amount of letters of credit at December 31, 2013, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$7,778	$9,113	$16,891
Commercial	252	43	295

Company's Representation and Warranty Reserve

The following table is a rollforward of the Company’s representation and warranty reserve:

Year Ended December 31 (Dollars in Millions)	2013	2012	2011
Balance at beginning of period	$240	$160	$180
Net realized losses	(115)	(120)	(137)
Change in reserve	(42)	200	117
Balance at end of period	$83	$240	$160